United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Edward Jones Money Market Fund

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 36.0%
$273,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.213% - 0.399%, 12/11/2011 - 2/20/2012	272,987,021
34,779,000		Federal Farm Credit System Notes, 0.300%, 2/1/2012	34,783,698
582,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.207% - 0.324%, 12/9/2011 - 2/10/2012	582,164,333
2,260,210,000		Federal Home Loan Bank System Notes, 0.100% - 0.440%, 12/6/2011 - 12/21/2012	2,260,166,005
110,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.095% - 0.140%, 1/17/2012 - 2/23/2012	109,977,561
816,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.185% - 0.240%, 12/1/2011 - 12/29/2011	815,698,471
327,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.195% - 0.198%, 12/3/2011 - 12/6/2011	326,807,562
37,000,000		Federal Home Loan Mortgage Corp. Notes, 4.750%, 3/5/2012	37,433,255
330,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.205% - 0.376%, 12/1/2011 - 2/17/2012	329,825,053
233,000,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 1/12/2012 - 3/30/2012	235,240,502
		TOTAL GOVERNMENT AGENCIES	5,005,083,461
		U.S. Treasury – 1.1%
105,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	105,182,350
46,000,000		United States Treasury Notes, 4.625%, 2/29/2012	46,499,982
		TOTAL U.S. TREASURY	151,682,332
		Repurchase Agreements – 62.7%
400,000,000		Interest in $1,524,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,524,004,657 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,554,484,829.	400,000,000
265,017,000		Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222.	265,017,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 11/28/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,062,500 on 12/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/4/2013 and the market value of those underlying securities was $510,127,904.	250,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.11%, dated 11/10/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,044,306 on 12/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2021 and the market value of those underlying securities was $510,032,817.	250,000,000
500,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 11/8/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,450,000 on 2/6/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2048 and the market value of those underlying securities was $1,025,074,641.	500,000,000
200,000,000		Interest in $1,485,000,000 joint repurchase agreement 0.10%, dated 11/30/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,485,004,125 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $1,514,706,139.	200,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $1,000,003,056 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $1,020,003,147.	500,000,000
1,357,031,000		Interest in $4,000,000,000 joint repurchase agreement 0.11%, dated 11/30/2011 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,012,222 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $4,080,012,468.	1,357,031,000
500,000,000		Interest in $1,300,000,000 joint repurchase agreement 0.15%, dated 11/30/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,300,005,417 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $1,338,807,355.	500,000,000

Principal Amount			Value
$495,000,000	[3]	Interest in $1,900,000,000 joint repurchase agreement 0.10%, dated 10/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,900,475,000 on 1/10/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,942,814,720.	495,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 11/25/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,054,444 on 12/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $2,060,048,067.	1,000,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,003,889 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $1,026,308,736.	500,000,000
500,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.15%, dated 11/30/2011 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,250,005,208 on 12/1/2011. The securities provided as collateral at the end of the period was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/15/2041 and the market value of those underlying securities was $1,280,225,853.	500,000,000
2,000,000,000		Interest in $5,450,000,000 joint repurchase agreement 0.09%, dated 11/30/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $5,450,013,625 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $5,559,002,411.	2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	8,717,048,000
		TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[4]	13,873,813,793
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	30,097,230
		TOTAL NET ASSETS — 100%	$13,903,911,023
1	Floating rate notes with current rates(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012